FAIR VALUE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2012
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
Financial assets:
Cash and cash equivalents	$8,720	$8,720	$-	$-	$8,720
Investment securities	$90,747	$8,219	$82,528	$-	$90,747
Fixed annuity	$1,628	$1,628	$-	$-	$1,628
Loans held for sale	$1,132	$1,132	$-	$-	$1,132
Net loans	$465,610	$-	$-	$490,556	$490,556
Accrued interest receivable	$1,841	$1,841	$-	$-	$1,841
Regulatory stock	$2,157	$2,157	$-	$-	$2,157
Bank-owned life insurance	$10,427	$10,427	$-	$-	$10,427
Mortgage servicing rights	$526	$-	$-	$526	$526

Financial liabilities:
Deposits	$500,585	$224,023	$-	$278,867	$502,890
Short-term borrowings	$17,813	$-	$17,813	$-	$17,813
Other borrowed funds	$20,597	$-	$21,938	$-	$21,938
Accrued interest payable	$500	$500	$-	$-	$500

	2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923
Investment securities	$95,619	$95,619
Fixed annuity	$1,581	$1,581
Net loans	$438,938	$460,705
Accrued interest receivable	$1,805	$1,805
Regulatory stock	$2,180	$2,180
Bank-owned life insurance	$10,060	$10,606
Mortgage servicing rights	$540	$540

Financial liabilities:
Deposits	$484,284	$486,913
Short-term borrowings	$20,686	$20,685
Other borrowed funds	$17,618	$19,171
Accrued interest payable	$542	$542